Summary of Significant Accounting Policies - Additional information (Detail) - CAD ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Information technology assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Land improvements and buildings | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Land improvements and buildings | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Office improvements and buildings | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Office improvements and buildings | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Refining equipment | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Refining equipment | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
Other | Bottom of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Top of range
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	60 years
The Plan
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Target share price (in CAD per share)		$ 20
Target trading days		20 days
The Incentive Plan
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Target run-rate synergies	$ 1.0
The Incentive Plan | Minimum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash award percentage of base salary	15.00%
The Incentive Plan | Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash award percentage of base salary	30.00%